Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Personal (Detail) - Retail [member] - Personal [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 892	$ 861	$ 895	$ 826
Provision for credit losses
Originations	24	26	47	54
Maturities	(32)	(37)	(69)	(81)
Changes in risk, parameters and exposures	156	133	293	294
Write-offs	(148)	(137)	(292)	(266)
Recoveries	31	30	62	57
Exchange rate and other	(1)		(14)	(8)
Balance at end of period	922	876	922	876
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	235	275	242	278
Provision for credit losses
Transfers to Stage 1	142	218	274	422
Transfers to Stage 2	(23)	(50)	(46)	(92)
Transfers to Stage 3	(1)	(1)	(1)	(1)
Originations	23	25	46	51
Maturities	(5)	(7)	(12)	(16)
Changes in risk, parameters and exposures	(134)	(207)	(266)	(387)
Exchange rate and other	1		1	(2)
Balance at end of period	238	253	238	253
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	519	459	512	427
Provision for credit losses
Transfers to Stage 1	(136)	(218)	(268)	(422)
Transfers to Stage 2	24	50	47	92
Transfers to Stage 3	(40)	(35)	(84)	(78)
Originations	1	1	1	3
Maturities	(27)	(30)	(57)	(65)
Changes in risk, parameters and exposures	214	261	404	532
Exchange rate and other				(1)
Balance at end of period	555	488	555	488
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	138	127	141	121
Provision for credit losses
Transfers to Stage 1	(6)		(6)
Transfers to Stage 2	(1)		(1)
Transfers to Stage 3	41	36	85	79
Changes in risk, parameters and exposures	76	79	155	149
Write-offs	(148)	(137)	(292)	(266)
Recoveries	31	30	62	57
Exchange rate and other	(2)		(15)	(5)
Balance at end of period	$ 129	$ 135	$ 129	$ 135